RELATED PARTY TRANSACTIONS - Subsidiary Transactions (Details) - Subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenue	$ 31	$ 26
Purchases	180	121
Accounts receivable	112	92
Accounts payable and accrued liabilities	$ 95	$ 59